Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	Glucose Health, Inc.
Entity Central Index Key	0001420108
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	90-1117742
Entity Address Address Line 1	609 SW 8th Street
Entity Address Address Line 2	Suite 600
Entity Address City Or Town	Bentonville
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72712
City Area Code	479
Local Phone Number	802-3827